Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022
Finance income expense [abstract]
Income from cash, cash equivalents and financial assets	$ 761	$ 205		$ 1,441	$ 311
Foreign exchange gain	9,216	6,146		9,248	8,310		$ 8,300
Gain on fair vaue measurment	531	3,642		593	3,642
Other financial income	21,759	0		21,759	0
Total financial revenues	32,266	9,992	[1]	33,041	12,263	[2]
Interest on financial liabilities	(573)	(111)		(690)	(176)
Foreign exchange loss	(1,289)	(592)		(2,278)	(878)		$ (900)
Loss on fair value measurement	(13,648)	(125)		(16,931)	(247)
Interest on lease liabilities	(774)	(863)		(1,561)	(1,748)
Other financial expenses	0	0		(1)	0
Total financial expenses	(16,284)	(1,691)	[1]	(21,461)	(3,050)	[2]
Net Financial gain (loss)	$ 15,982	$ 8,301	[1]	$ 11,580	$ 9,213	[2]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)